Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Non-current assets
Property, plant and equipment	$ 290	₨ 21,997	₨ 24,345
Right-of-use assets	3,028	229,710	449,840
Intangible assets and goodwill	9,915	752,260	890,037
Prepayments and other assets	12	922	4,206
Other financial assets	637	48,320	23,838
Term deposits			21,346
Other non-financial assets	2,850	216,231	223,618
Deferred tax assets	132	9,996	15,398
Total non-current assets	16,864	1,279,436	1,652,628
Current assets
Inventories	3	235	1,480
Trade and other receivables	25,500	1,934,713	870,452
Prepayments and other assets	8,010	607,731	616,393
Income tax recoverable	2,709	205,557	249,332
Other current financial assets	901	68,356	114,634
Term deposits	7,490	568,264	530,783
Cash and cash equivalents	10,548	800,282	1,711,589
Total current assets	55,161	4,185,138	4,094,663
Total assets	72,025	5,464,574	5,747,291
Equity
Share capital	11	842	838
Share premium	267,385	20,286,474	20,240,055
Treasury shares	(148)	(11,219)	(11,219)
Other capital reserve	3,473	263,531	122,109
Accumulated deficit	(258,562)	(19,617,091)	(19,167,316)
Foreign currency translation reserve	(425)	(32,279)	(26,639)
Total equity attributable to equity holders of the Company	11,734	890,258	1,157,828
Total non-controlling interest	26	1,983	5,247
Total equity	11,760	892,241	1,163,075
Non-current liabilities
Borrowings	55	4,204	3,177
Trade and other payables	562	42,605	34,938
Deferred tax liabilities	152	11,513	14,413
Employee benefits	450	34,108	52,137
Deferred revenue	856	64,965	266,920
Lease liabilities	3,040	230,668	427,786
Other financial liabilities			270,280
Other non-financial liability			44,453
Total non-current liabilities	5,115	388,063	1,114,104
Current liabilities
Borrowings	4,671	354,376	127,878
Trade and other payables	31,563	2,394,712	2,215,425
Employee benefits	907	68,845	54,760
Deferred revenue	2,415	183,212	120,129
Income taxes payable	53	4,052	263
Lease liabilities	514	38,991	75,182
Other financial liabilities	5,660	429,457	94,185
Other current liabilities	9,367	710,625	782,290
Total current liabilities	55,150	4,184,270	3,470,112
Total liabilities	60,265	4,572,333	4,584,216
Total equity and liabilities	$ 72,025	₨ 5,464,574	₨ 5,747,291